Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
May 01, 2013
(Lifestyle Aggressive Portfolio) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 645
Expense Example, No Redemption, 3 Years	950
Expense Example, No Redemption, 5 Years	1,278
Expense Example, No Redemption, 10 Years	2,201
(Lifestyle Aggressive Portfolio) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	231
Expense Example, No Redemption, 3 Years	712
Expense Example, No Redemption, 5 Years	1,220
Expense Example, No Redemption, 10 Years	2,420
(Lifestyle Aggressive Portfolio) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,180
Expense Example, No Redemption, 10 Years	2,534
(Lifestyle Growth Portfolio) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	640
Expense Example, No Redemption, 3 Years	936
Expense Example, No Redemption, 5 Years	1,253
Expense Example, No Redemption, 10 Years	2,148
(Lifestyle Growth Portfolio) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,159
Expense Example, No Redemption, 10 Years	2,313
(Lifestyle Growth Portfolio) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	673
Expense Example, No Redemption, 5 Years	1,154
Expense Example, No Redemption, 10 Years	2,483
(Lifestyle Balanced Portfolio) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	636
Expense Example, No Redemption, 3 Years	924
Expense Example, No Redemption, 5 Years	1,233
Expense Example, No Redemption, 10 Years	2,106
(Lifestyle Balanced Portfolio) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	217
Expense Example, No Redemption, 3 Years	670
Expense Example, No Redemption, 5 Years	1,149
Expense Example, No Redemption, 10 Years	2,287
(Lifestyle Balanced Portfolio) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	214
Expense Example, No Redemption, 3 Years	661
Expense Example, No Redemption, 5 Years	1,134
Expense Example, No Redemption, 10 Years	2,441
(Lifestyle Moderate Portfolio) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	633
Expense Example, No Redemption, 3 Years	912
Expense Example, No Redemption, 5 Years	1,212
Expense Example, No Redemption, 10 Years	2,064
(Lifestyle Moderate Portfolio) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,129
Expense Example, No Redemption, 10 Years	2,245
(Lifestyle Moderate Portfolio) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	2,410
(Lifestyle Conservative Portfolio) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	628
Expense Example, No Redemption, 3 Years	897
Expense Example, No Redemption, 5 Years	1,187
Expense Example, No Redemption, 10 Years	2,011
(Lifestyle Conservative Portfolio) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	209
Expense Example, No Redemption, 3 Years	646
Expense Example, No Redemption, 5 Years	1,108
Expense Example, No Redemption, 10 Years	2,200
(Lifestyle Conservative Portfolio) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	$ 2,348